Stock Option Agreements and Transactions (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 06, 2021	May 07, 2019	Apr. 19, 2021	Nov. 17, 2020	Aug. 24, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Unrecognized Compensation Cost Related To Outstanding Non-vested Options										$ 135,800
Total Unrecognized Compensation Cost						$ 90,550		$ 90,550		$ 135,800
Options And Granted			250,000						575,000
Weighted Average Fair Value Of Options Granted Per Share										$ 0.21	$ 0.07
Common Stock Average Exercise Price										$ 0.21
Stock Option To Purchase Common Stock Shares Exercise Price	$ 0.1925	$ 0.02	$ 0.245	$ 0.12	$ 0.05						$ 0.10
Stock Option To Purchase Common Stock Shares	200,000	2,500,000		250,000	500,000						25,000
Options Shares			750,000					250,000
Interest Expense				$ 15,450	$ 52,900	$ 243,789	$ 56,032	$ 406,253	$ 107,571	$ 281,786	$ 293,088	$ 14,250
Options Granted In Consideration For Providing The Financing					500,000
Note Payable Agreement Amount					$ 166,473						$ 9,000
Options Vested	701,500							360,000
Option Forfeited	473,000
Note Payable Related Party		$ 500,000		$ 146,300
Note Payable Interest Rate		7.50%		6.00%	6.00%						6.00%
Note Payable Maturity Date		Aug. 31, 2026		Jan. 01, 2022	Aug. 24, 2024						Jan. 01, 2024
Borrowed Funds										249,000	$ 50,000	$ 200,000
Borrowed Funds Outstanding										$ 499,000
Common Shares Outstanding						33,561,124		33,561,124		32,700,883	29,061,883
Performance Shares [Member]
Common Shares Outstanding										1,451,500
Option [Member]
Interest Expense											$ 958